SIGNIFICANT ACCOUNTING POLICIES - Other information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Advertising costs	¥ 40.1	$ 6.0	¥ 607.9	¥ 354.2
Employee social security and other welfare benefits	70.1	$ 10.2	122.7	58.8
Interest and penalties associated with uncertain tax positions | ¥	¥ 0.0		¥ 0.0	¥ 0.0
Number of reportable segment | segment	1	1